Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Short-term Borrowings
	Yen in millions
	March 31
	2014	2015
Loans, principally from banks with average interest at March 31, 2014 and 2015 of 0.31% and 0.17% per annum, respectively	¥22,600	¥52,401

	¥22,600	¥52,401

Schedule of Long-term Debt Instruments

	Yen in millions
	March 31
	2014	2015
Unsecured loans, representing obligations principally to banks
Due 2014 to 2026 in 2014 with interest ranging from 0.00% to 6.80% per annum in 2014	¥77,804	—
Due 2015 to 2026 in 2015 with interest ranging from 0.17% to 6.40% per annum in 2015	—	¥53,789
Secured loans, representing obligations principally to banks
Due 2015 to 2024 in 2015 with interest ranging from 1.45% to 3.50% per annum in 2015	—	1,372
Zero coupon convertible bonds due 2015 Convertible at ¥5,313 for one common share	95,891	21,455
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2014 and 2015	65,000	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2014 and 2015	15,000	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2014 and 2015	20,000	20,000
Unsecured straight bonds due 2016 Interest at 0.21% per annum in 2014 and 2015	50,000	50,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2014	100	—
Capital lease obligations
Due 2014 to 2019 in 2014, with interest ranging from 0.00% to 15.74% per annum in 2014	4,861	—
Due 2015 to 2020 in 2015, with interest ranging from 0.00% to 15.74 % per annum in 2015	—	3,481

	328,656	230,097
Less - Bonds current portion due within one year	(100)	(21,455)
Less - Long-term debt current portion due within one year	(27,478)	(22,106)
Less - Capital lease obligation current portion due within one year	(1,667)	(1,924)

	¥299,411	¥184,612

Schedule of Maturities of Long-term Debt
Yen in millions
Year ending March 31
2016	¥45,485
2017	81,842
2018	66,601
2019	442
2020	15,295
2021 and thereafter	¥20,432

Yen Denominated zero coupon convertible bonds due 2015
Schedule of Long-term Debt Instruments
	Yen in millions
	March 31
	2014	2015
Principal amount	¥95,750	¥21,445
Unamortized premium	141	10

Total	¥95,891	¥21,455